Segment and Geographic Area Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Schedule Of Revenue And Operating Profit By Segment
The table below reports revenue and operating profit by segment, as well as a reconciliation to income before income tax expense for the last three years.

	Years Ended December 31,
(in thousands)	2012	2011	2010
Consolidated revenue
Petroleum additives
Lubricant additives	$1,750,107	$1,684,561	$1,412,049
Fuel additives	450,673	441,883	362,323
Total	2,200,780	2,126,444	1,774,372
Real estate development	11,431	11,431	11,316
All other	11,098	11,683	11,704
Consolidated revenue (a)	$2,223,309	$2,149,558	$1,797,392
Segment operating profit
Petroleum additives:
Petroleum additives before gain on legal settlement, net	$371,964	$309,626	$299,053
Gain on legal settlement, net (b)	0	38,656	0
Total petroleum additives	371,964	348,282	299,053
Real estate development	7,043	7,042	7,000
All other	6,272	2,861	2,403
Segment operating profit	385,279	358,185	308,456
Corporate, general, and administrative expenses	(20,192)	(16,709)	(20,330)
Interest and financing expenses, net	(10,815)	(18,820)	(17,261)
Loss on interest rate swap agreement (c)	(5,346)	(17,516)	(10,324)
Loss on early extinguishment of debt (d)	(9,932)	0	0
Other income (expense), net	2,397	(1,423)	(545)
Income before income tax expense	$341,391	$303,717	$259,996

(a)
Net sales to one customer of our petroleum additives segment exceeded 10% of consolidated revenue in 2012, 2011, and 2010. Sales to Shell amounted to $252 million (11% of consolidated revenue) in 2012, $246 million (11% of consolidated revenue) in 2011, and $217 million (12% of consolidated revenue) in 2010. These sales represent a wide range of products sold to this customer in multiple regions of the world.

(b)
For 2011, the petroleum additives segment includes a net gain of $38.7 million related to a legal settlement. On September 13, 2011, we signed a settlement agreement with Innospec Inc. and its subsidiaries, Alcor Chemie Vertriebs GmbH and Innospec Ltd. (collectively, Innospec) which provided for mutual releases of the parties and dismissal of the actions with prejudice. Under the settlement agreement, Innospec will pay NewMarket an aggregate amount of approximately $45 million in a combination of cash, a promissory note, and stock, of which $25 million was paid in cash on September 20, 2011 and $5 million was paid in the form of 195,313 shares of unregistered Innospec Inc. common stock. Fifteen million dollars is payable in three equal annual installments of $5 million under the promissory note, which bears simple interest at 1% per year. The first installment was paid in September 2012. The gain is net of expenses related to the settlement of the lawsuit.

(c)
The loss on interest rate swap agreement represents the change, since the beginning of the reporting period, in the fair value of an interest rate swap which we entered into on June 25, 2009. We are not using hedge accounting to record the interest rate swap, and accordingly, any change in the fair value is immediately recognized in earnings.

(d)
In March 2012, we entered into a $650 million five-year unsecured revolving credit facility which replaced our previous $300 million unsecured revolving credit facility. In April 2012, we used a portion of this new credit facility to fund the early redemption of all of our outstanding 7.125% senior notes due 2016, representing an aggregate principal amount of $150 million. In May 2012, we used a portion of the new credit facility to repay the outstanding principal amount on the Foundry Park I, LLC mortgage loan agreement (mortgage loan). As a result, we recognized a loss on early extinguishment of debt of $9.9 million during the year ended December 31, 2012 from accelerated amortization of financing fees associated with the prior revolving credit facility, the 7.125% senior notes, and the mortgage loan, as well as costs associated with redeeming the 7.125% senior notes prior to maturity.

Schedule Of Asset Information By Segment
The following table shows asset information by segment and the reconciliation to consolidated assets. Segment assets consist of accounts receivable, inventory, and long-lived assets. Long-lived assets in the table below include property, plant, and equipment, net of depreciation, as well as intangible assets and certain other assets, both net of amortization.

(in thousands)	2012	2011	2010
Segment assets
Petroleum additives	$873,277	$854,134	$768,814
Real estate development	104,727	109,162	112,385
All other	14,018	14,125	17,246
	992,022	977,421	898,445
Cash and cash equivalents	89,129	50,370	49,192
Short-term investments	0	0	300
Other accounts receivable	12,178	173	5,906
Deferred income taxes	56,837	43,066	28,850
Prepaid expenses	18,173	36,943	15,358
Non-segment property, plant, and equipment, net	25,250	24,791	23,315
Prepaid pension cost	12,710	11,494	8,597
Other assets and deferred charges	51,211	47,404	32,778
Total assets	$1,257,510	$1,191,662	$1,062,741
Additions to long-lived assets
Petroleum additives	$36,873	$50,760	$42,908
Real estate development	0	0	2,046
All other	0	30	51
Corporate	1,880	2,725	1,631
Total additions to long-lived assets	$38,753	$53,515	$46,636
Depreciation and amortization
Petroleum additives	$36,197	$36,604	$32,454
Real estate development	4,847	4,091	4,065
All other	112	112	98
Corporate	2,233	2,545	2,517
Total depreciation and amortization	$43,389	$43,352	$39,134

Schedule Of Revenue, Total Assets, And Long-Lived Assets By Geographic Area
The table below reports revenue, total assets, and long-lived assets by geographic area. Long-lived assets in the table below include property, plant, and equipment, net of depreciation. No country, except for the United States, exceeded 10% of consolidated revenue or long-lived assets in any year. However, because our foreign operations are significant to our overall business, we are presenting revenue in the table below by the major regions in which we operate. NewMarket assigns revenues to geographic areas based on the location to which the product was shipped to a third party.

(in thousands)	2012	2011	2010
Consolidated revenue
United States	$811,185	$767,715	$650,781
Europe, Middle East, Africa, India	692,132	727,632	632,767
Asia Pacific	440,589	405,534	329,374
Other foreign	279,403	248,677	184,470
Consolidated revenue	$2,223,309	$2,149,558	$1,797,392
Total assets
United States	$653,069	$642,976	$586,713
Foreign	604,441	548,686	476,028
Total assets	$1,257,510	$1,191,662	$1,062,741
Long-lived assets
United States	$255,150	$256,998	$255,785
Foreign	103,221	95,968	78,191
Total long-lived assets	$358,371	$352,966	$333,976